Related Party Balances and Transactions (Tables)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [abstract]
Disclosure of transactions between related parties
The Company’s key management personnel have the authority and responsibility for planning, directing, and controlling the activities of the Company and consists of the Company’s executive management team and directors. Compensation was as follows:

	Year ended December 31,

	2021	2020

Salaries incurred to key management personnel*	$ 2,219,695	$ 1,564,966

Professional fees incurred to the former CFO**	-	159,437

Directors’ fees	47,385	-

Share-based compensation (Note 18)	12,207,690	676,078

	$ 14,474,770	$ 2,400,481

The Company’s key management personnel have the authority and responsibility for planning, directing, and controlling the activities of the Company and consists of the Company’s executive management team and directors. Compensation was as follows:

	Year ended December 31
	2020	2019
Salaries incurred to key management personnel*	$1,564,966	$95,027
Professional fees incurred to the former CFO**	159,437	84,844
Share-based compensation	676,078	179,227

	$2,400,481	$359,098

Summary of Related party balances
Related party balances

	As at December 31
	2020	2019
Due from the Chief Executive Officer (“ CEO ”) and Director	$—	$18,722
Due from the Chief Research and Development Officer (“ CRADO ”), and Director	—	5,558

Due from related parties*	$—	$24,280

Due to the former Chief Financial Officer (“ former CFO ”), included in accounts payable and accrued liabilities*	$—	$3,413

Prepaid professional fees for the former CFO, included in prepaids and deposits	$—	$5,815